Income Tax (Details) - Schedule of Reconciliation of Tax Expense (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Tax Expense [Abstract]
At the effective income tax rate	0.00%	1.00%	2.00%